Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2026	June 30, 2025

Personnel and other short-term employee benefits	1,761	1,858
Extra pension benefits	(50)	107
Share-based compensation	346	1,537
Advisory fees	—	—
Executive Board Members and other Executive Members compensation	2,057	3,502

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2026 are as follows:

	As of June 30,2026
(in thousands of euro)	Payments	Assets/(Liabilities)

Collection (AstraZeneca to the Company) / Receivables	751	230
Payments (the Company to AstraZeneca) / Liabilities		(39,612)
Total	751	(39,382)

30 juin 2026
(in thousands of euro)	Paiements	Bilan

Collection (Sanofi to the Company) / Receivables	—	—
Payments (the Company to Sanofi) / Liabilities	—	—
Total	—	—